Parent Company Only Condensed Financial Information - Condensed Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	¥ (211,019)	$ (32,338)	¥ (778,504)	¥ 2,794,710
Cash flows from investing activities:
Cash paid on long-term investments	(97,200)	(14,897)	(387,705)	(120,000)
Net cash provided by/(used in) investing activities	(2,136,429)	(327,422)	(783,579)	3,603,990
Cash flows from financing activities:
Proceeds from share issuance upon the underwriters’ exercise of over-allotment options, net of issuance costs				95,125
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders			348,264	170,790
Proceeds from issuance of convertible notes, net of debt discount			2,096,408
Payment of debt issuance costs			(24,048)	(636)
Payment of initial public offering expenses				(38,399)
Exercise of share-based awards	7,970	1,221	10,968	14
Net cash (used in)/ provided by financing activities	1,233,011	188,966	3,058,821	(5,617,941)
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(27,970)	(4,287)	(8,246)	(18,911)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(1,142,407)	(175,081)	1,488,492	761,848
Cash and cash equivalents and restricted cash at beginning of the year	3,985,626	610,824	2,497,134	1,735,286
Cash and cash equivalents and restricted cash at end of the year	2,839,906	435,235	3,985,626	2,497,134
Effect Due to the Adoption of ASC 326 (Note 2(g))
Cash flows from financing activities:
Cash and cash equivalents and restricted cash at end of the year	(3,313)	(508)
Parent
Condensed Cash Flow Statements Captions [Line Items]
Net cash used in operating activities	(143,317)	(21,963)	(2,230,673)	(126,773)
Cash flows from investing activities:
Cash paid on long-term investments	(17,558)	(2,691)	(66,737)	(655,959)
Proceeds from disposal of long-term investments	27,557	4,223	9,000
Net cash provided by/(used in) investing activities	9,999	1,532	(57,737)	(655,959)
Cash flows from financing activities:
Proceeds from share issuance upon the underwriters’ exercise of over-allotment options, net of issuance costs				95,125
Proceeds from receivables from Pre-IPO Series C-1 preferred shareholders			348,264	170,790
Proceeds from issuance of convertible notes, net of debt discount			2,096,408
Payment of debt issuance costs			(24,048)
Payment of initial public offering expenses				(23,908)
Exercise of share-based awards	7,970	1,221	10,968	14
Net cash (used in)/ provided by financing activities	7,970	1,221	2,431,592	242,021
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(13,607)	(2,085)	(4,140)	(28,773)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(138,955)	(21,295)	139,042	(569,484)
Cash and cash equivalents and restricted cash at beginning of the year	139,917	21,443	875	570,359
Cash and cash equivalents and restricted cash at end of the year	846	130	139,917	¥ 875
Parent | Effect Due to the Adoption of ASC 326 (Note 2(g))
Cash flows from financing activities:
Cash and cash equivalents and restricted cash at beginning of the year	¥ (116)	$ (18)
Cash and cash equivalents and restricted cash at end of the year			¥ (116)